Document and Entity Information	12 Months Ended
Jun. 30, 2026 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Jun. 30, 2026
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-43199
Entity Registrant Name	Guardian Metal Resources PLC
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	25 Eccleston Place
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SW1W 9NF
Entity Address, Country	GB
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	194,807,981
Entity Central Index Key	0002039972
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	PKF Littlejohn LLP
Auditor Location	London, England
Auditor Firm ID	2814
Ordinary shares, with a nominal value of £0.01 per share
Document and Entity Information
Title of 12(b) Security	Ordinary shares, with a nominal value of £0.01 per share
No Trading Symbol Flag	true
American Depositary Shares, each representing five (5) ordinary shares
Document and Entity Information
Title of 12(b) Security	American Depositary Shares, each representing five (5) ordinary shares
Trading Symbol	GMTL
Security Exchange Name	NYSEAMER
Business Contact
Document and Entity Information
Contact Personnel Name	Oliver Friesen
Contact Personnel Email Address	oliver.friesen@guardianmetalresources.com
Entity Address, Address Line One	25 Eccleston Place
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SW1W 9NF
Entity Address, Country	GB
City Area Code	+44
Local Phone Number	207 0788 496